UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number Date of Notification

811-21746                                                                       June 2, 2008

2.	Exact name of Investment Company as specified in registration statement:

Small Cap Premium & Dividend Income Fund Inc.

3.	Address of principal executive office: (number, street, city, state, zip code)

4 World Financial Center, 6th floor, New York, NY 10080

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/S/ MITCHELL M. COX
Mitchell M. Cox President

NOTIFICATION OF THE

ANNUAL REPURCHASE OFFER

June 2, 2008

Dear Small Cap Premium & Dividend Income Fund Inc. Stockholder:

Notice is hereby given to stockholders of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) of the Fund’s Annual Repurchase Offer (the “Repurchase Offer”). This notice is to inform you about the Fund’s Repurchase Offer.

Repurchase Offer

The Fund is structured as an interval fund which permits it to offer its stockholders the opportunity to tender shares for repurchase by the Fund once annually. The Fund may conduct annual repurchases for between 5% and 25% of the Fund’s outstanding shares, subject to the approval of the Fund’s Board of Directors. On March 11, 2008, the Board of Directors considered and approved this Repurchase Offer for the Fund. The Fund is making this offer to repurchase 5% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The offer to repurchase is for cash at a price equal to the Fund’s net asset value as of the close of regular trading on the New York Stock Exchange on July 18, 2008 (the “Repurchase Pricing Date”), upon the terms and conditions set forth in the attached Repurchase Offer Statement.

This Repurchase Offer applies to all stockholders of the Fund. The Repurchase Offer period will begin on June 2, 2008 and will end on July 7, 2008. If you are not interested in selling your shares at this time, no action is necessary.

All repurchase requests must be made through your broker or financial adviser, or in the case of registered stockholders, through the Bank of New York Mellon (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. Should you wish to participate in the Repurchase Offer, please contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, no later than July 7, 2008 (the “Repurchase Offer Request Deadline”).

The net asset value of the shares may fluctuate between July 7, 2008, the Repurchase Offer Request Deadline, and July 18, 2008, the Repurchase Pricing Date. During that period, the Fund’s shares may be trading in the secondary market at a price that is higher than their net asset value. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer. In addition, you will be charged a repurchase fee by the Fund and may be charged a transaction fee for this service by your broker or financial adviser.

The Fund has established a record date of May 19, 2008 solely for the purpose of identifying stockholders eligible to receive Repurchase Offer materials. Stockholders who choose to participate in the Repurchase Offer can expect payment for the shares repurchased to be made on or before July 25, 2008.

All repurchase requests must be received in good order by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, July 7, 2008. If you have no need or desire to sell shares, simply disregard this notice. We will contact you again next year to notify you of the next repurchase privilege.

None of the Fund, the Investment Adviser, the Subadviser, or the Board of Directors of the Fund is making any recommendation whether to tender or refrain from tendering shares in the Repurchase Offer.

If you have any questions, please refer to the attached Repurchase Offer Statement, which contains additional important information about the Repurchase Offer, or contact your broker or financial adviser.

Sincerely,

Colleen R. Rusch

Secretary

Small Cap Premium & Dividend Income Fund Inc.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.

REPURCHASE OFFER STATEMENT

June 2, 2008

This repurchase offer of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) and acceptance of the repurchase offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement and the Fund’s prospectus.

1. THE OFFER. The Fund is offering to repurchase for cash up to five percent (5%) of its issued and outstanding shares of beneficial interest (“Shares”) as of July 7, 2008 (see below, “Repurchase Offer Request Deadline”) at a price equal to the net asset value (“NAV”) of the Shares as of the close of the New York Stock Exchange on July 18, 2008 (“Repurchase Pricing Date”) upon the terms and conditions set forth herein, and in accordance with the Fund’s prospectus, which terms constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on May 27, 2008 was $16.72 per share. The market price on May 27, 2008 was $15.88 per share. You must decide whether to tender Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submitted your repurchase request. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer. For the Fund’s most current NAV per share, please call your broker or financial adviser, or in the case of registered stockholders, please call the Bank of New York Mellon (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. You may also contact IQ Investment Advisors LLC, the Fund’s Investment Adviser (the “Adviser”) at (877) 449-4742 or visit its website (www.IQIAFunds.com) for the Fund’s most current NAV and market price per share.

3. REPURCHASE FEE. The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee (the “Repurchase Fee”) of up to 2% of the value of the Shares that are repurchased, which will be deducted from the repurchase price. The Repurchase Fee is to be retained by the Fund to compensate the Fund for expenses directly related to the Repurchase Offer.

4. REPURCHASE OFFER REQUEST DEADLINE. All repurchase requests MUST be received in proper form by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, on July 7, 2008. You should be sure to advise your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, of your intentions in a timely manner. Your broker or financial adviser, or in the case of registered shareholders, the Depositary Agent, will tender your Shares to the Fund on your behalf. The Repurchase Offer Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in good order to your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, by the Repurchase Offer Request Deadline or (ii) your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, fails to submit your request to the Fund by the deadline indicated by the Fund, the Fund will not repurchase your Shares until a subsequent repurchase offer, at which time you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Offer Request Deadline.

5. REPURCHASE PRICING DATE. The NAV per share for the Repurchase Offer will be determined on July 18, 2008, which is eleven days following the Repurchase Offer Request Deadline. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”) the Fund may use a Repurchase Pricing Date earlier than July 18, 2008 if, on or immediately following the Repurchase Offer Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

6. FLUCTUATION IN NAV BETWEEN THE REPURCHASE OFFER REQUEST DEADLINE AND THE REPURCHASE PRICING DATE. Stockholders must decide whether to tender their Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Offer Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Offer Request Deadline. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer.

7. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law.

8. INCREASE IN NUMBER OF SHARES REPURCHASED. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Offer Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Repurchase Offer, purchase all Shares so tendered. If stockholders tender for repurchase more Shares than the Fund is offering to repurchase (“Repurchase Offer Amount”), the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to two percent (2%) of the Shares outstanding on the Repurchase Offer Request Deadline.

9. PRO-RATA REPURCHASE. If the number of Shares tendered exceeds the number of shares that the Fund is offering to repurchase (including any increase over the original amount, if the Fund has elected to increase that amount as described above), the Fund will repurchase the Shares on a pro rata basis. If pro ration is necessary, the Fund will send a notice of pro ration to your broker or financial adviser two to three business days after the Repurchase Offer Request Deadline. The number of Shares each stockholder asked to have repurchased will be reduced by the same percentage. If any Shares that you wish to have repurchased by the Fund are not repurchased because of pro ration, you will have to wait until the next repurchase offer to submit your shares for repurchase by the Fund. Any subsequent repurchase request made in future annual periods will not be given any priority over other stockholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in a given annual period or in any subsequent annual period. In anticipation of the possibility of pro ration, some stockholders may tender more Shares than they wish to have repurchased in a particular annual period, thereby increasing the likelihood of pro ration. There is no assurance that you will be able to sell as many of your Shares as you desire to sell.

10. WITHDRAWAL OF SHARES TO BE REPURCHASED. Repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Offer Request Deadline by submitting notice to your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent. In the event you decide to modify or withdraw your tender, you should provide your broker or financial adviser, or in the case of a registered stockholder, the Depositary Agent, with sufficient notice prior to the Repurchase Offer Request Deadline.

11. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Repurchase Offer in limited circumstances and only by a vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons,” as that term is defined in the 1940 Act. The limited circumstances include the following: (a) if the repurchase would cause the Fund to lose its status as a regulated

2

investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”); (b) if the repurchase would cause the stock that is the subject of the offer that is listed on a national securities exchange to be not listed on any national securities exchange; (c) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of stockholders of the Fund. You will be notified if the Fund suspends or postpones the Repurchase Offer.

12. TAX CONSEQUENCES. Stockholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of participating in the Repurchase Offer and should review the tax information in the Fund’s prospectus. In general, a tender of Shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the stockholder’s interest in the Fund; (ii) reduces the stockholder’s proportionate interest in the Fund by at least 20% after all Shares are tendered; or (iii) is treated as a distribution that is “not essentially equivalent to a dividend” under the Code.

The Fund intends to take the position that tendering stockholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for U.S. federal income tax purposes, any gain or loss recognized will be treated as a capital gain or loss by stockholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the tender by a stockholder does not qualify as a sale or an exchange for U.S. federal income tax purposes, the proceeds received will be treated as a dividend, return of capital or capital gain, depending on the Fund’s earnings and profits and the stockholder’s basis in the tendered Shares. If such dividend treatment occurs, there is a risk that non-tendering stockholders may be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of Shares.

13. REQUESTS FOR REPURCHASE IN PROPER FORM. Stockholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee may request to tender some or all of their Shares by contacting their broker or financial adviser at such firm and indicating that they desire to tender their Shares. All Repurchase Requests MUST be received in proper form by your broker or financial adviser on or before 5:00 p.m., Eastern Time, on July 7, 2008.

Registered stockholders may request to tender some or all of their Shares by delivering or mailing a Letter of Transmittal (together with certificates and other required documentation) to the Depositary Agent at the appropriate address set forth at the end of this Repurchase Offer Statement (and causing a confirmation of receipt of such delivery to be received by the Depositary Agent). To tender Shares properly, the certificates for Shares, together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal, must be received prior to the Repurchase Offer Request Deadline by the Depositary Agent. Letters of Transmittal and certificates representing tendered Shares should not be sent or delivered directly to the Fund.

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or stockholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with

3

tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. None of the Fund, its Investment Adviser, its Sub-adviser, or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, the Investment Adviser, the Subadviser or the Board of Directors of the Fund is making any recommendation whether to tender or refrain from tendering shares in the Repurchase Offer. Each stockholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender Shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Fund’s prospectus. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund.

For the Fund’s most recent NAV or market price per Share and other information, or for a copy of the Fund’s prospectus, contact your broker or financial adviser, call IQ Investment Advisors LLC at (877) 449-4742 or visit the Fund’s website (www.IQIAFunds.com).

Date: June 2, 2008

***

DEPOSITARY AGENT

By Mail: The Bank of New York Mellon Corporate Actions Dept. Small Cap Premium & Dividend Income Fund Inc. P.O. Box 3300 South Hackensack, NJ 07606	For Information Call: The Bank of New York Mellon (800) 507-9357	By Hand / Overnight Courier: The Bank of New York Mellon Corporate Actions Dept. 480 Washington Blvd. Jersey City, NJ 07310

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Code# RCCREPO-0608

Letter of Transmittal

To Tender Shares of

Small Cap Premium & Dividend Income Fund Inc.

Pursuant to the Repurchase Offer Statement

June 2, 2008

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN PROPER FORM ON

OR BEFORE 5:00 P.M., EASTERN TIME, JULY 7, 2008.

The Depositary Agent for the Offer is:

The Bank of New York Mellon

Telephone: (800) 507-9357

By Overnight Courier/ Hand:	By Mail:

The Bank of New York Mellon Corporate Actions Dept. 480 Washington Blvd. Jersey City, NJ 07310	The Bank of New York Mellon Corporate Actions Dept. Small Cap Premium & Dividend Income Fund Inc. P.O. Box 3300 South Hackensack, NJ 07606

DESCRIPTION OF SHARES TENDERED
Name(s) and Address(es) of Registered Stockholder(s) (Please fill in, if blank, exactly as name(s) appear(s) on Share Certificate(s))	Share Certificate(s) and Share(s) Tendered (Attach additional list, if necessary)
	Share Certificate Number(s)*	Total Number of Shares Evidenced By Share Certificate(s)*	Number of Shares Tendered**

Total Shares

*       Need not be completed by stockholders delivering Shares by book-entry transfer.

**     Unless otherwise indicated, it will be assumed that all Shares evidenced by each Share Certificate delivered to the Depositary Agent are being tendered hereby. See Instruction 4.

This Letter of Transmittal is to be completed by stockholders of Small Cap Premium & Dividend Income Fund Inc. (the “Purchaser” or the “Fund”) if certificates evidencing Shares (as defined below) are to be forwarded herewith.

DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE WILL NOT CONSTITUTE A VALID DELIVERY.

THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE READ CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

NOTE: SIGNATURES MUST BE PROVIDED BELOW

PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY

Ladies and Gentlemen:

The undersigned hereby tenders the shares of common stock (“Shares”) of Small Cap Premium & Dividend Income Fund Inc. described on the previous page, pursuant to the Purchaser’s offer to repurchase any Shares at the NAV per share on July 18, 2008 (“Repurchase Pricing Date”) subject to a repurchase fee described in the Repurchase Offer (as defined below), net to the seller in cash, upon the terms and subject to all of the conditions set forth in the Repurchase Offer Statement, dated June 2, 2008 (the “Repurchase Offer”), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which, together with the Repurchase Offer and any amendments or supplements hereto or thereto, collectively constitute the “Offer”).

Upon the terms and subject to the conditions of the Offer (and if the Offer is extended or amended, the terms of any such extension or amendment), and subject to, and effective upon, acceptance for payment of Shares tendered herewith, in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Purchaser all right, title and interest in and to all Shares that are being tendered hereby and all dividends, distributions (including, without limitation, distributions of additional Shares) and rights declared, paid or distributed in respect of such Shares on or after July 18, 2008 (collectively, “Distributions”) and irrevocably appoints the Depositary Agent the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and all Distributions), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (i) deliver Share Certificates evidencing such Shares (and all Distributions), together with all accompanying evidences of transfer and authenticity, to or upon the order of the Purchaser, (ii) present such Shares (and all Distributions) for transfer on the books of the Company and (iii) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and all Distributions), all in accordance with the terms of the Offer.

By executing this Letter of Transmittal, the undersigned hereby irrevocably appoints the Depositary Agent and the Purchaser and each of them, as the attorneys and proxies of the undersigned, each with full power of substitution, to vote in such manner as each such attorney and proxy or his substitute shall, in his sole discretion, deem proper and otherwise act (by written consent or otherwise) with respect to all Shares tendered hereby which have been accepted for payment by the Purchaser prior to the time of such vote or other action and all Shares and other securities issued in Distributions in respect of such Shares, which the undersigned is entitled to vote at any meeting of stockholders of the Fund (whether annual or special and whether or not an adjourned or postponed meeting) or consent in lieu of any such meeting or otherwise. This proxy and power of attorney is coupled with an interest in Shares tendered hereby, is irrevocable and is granted in consideration of, and is effective upon, the acceptance for payment of such Shares by the Purchaser in accordance with other terms of the Offer. Such acceptance for payment shall revoke all other proxies and powers of attorney granted by the undersigned at any time with respect to such Shares (and all Shares and other securities issued in Distributions in respect of such Shares), and no subsequent proxies, powers of attorney, consents or revocations may be given by the undersigned with respect thereto (and if given will not be deemed effective). The undersigned understands that, in order for such Shares or Distributions to be deemed validly tendered, immediately upon the Purchaser’s acceptance of such Shares for payment, the Purchaser must be able to exercise full voting and other rights with respect to such Shares (and any and all Distributions), including, without limitation, voting at any meeting of the Fund’s stockholders then scheduled.

The undersigned hereby represents and warrants that the undersigned has full power and authority to tender, sell, assign and transfer Shares tendered hereby and all Distributions, that when such Shares are accepted for payment by the Purchaser, the Purchaser will acquire good, marketable and unencumbered title thereto and to all Distributions, free and clear of all liens, restrictions, charges and encumbrances, and that none of such Shares or Distributions will be subject to any adverse claim. The undersigned, upon request, shall execute and deliver all additional documents deemed by the Depositary Agent or the Purchaser to be necessary or desirable to complete the sale, assignment and transfer of Shares tendered hereby and all Distributions. In addition, the undersigned shall remit and transfer promptly to the Depositary Agent for the account of the Purchaser all Distributions in respect of Shares tendered hereby, accompanied by appropriate documentation of transfer, and pending such remittance and transfer or appropriate assurance thereof, the Purchaser shall be entitled to all rights and privileges as owner of each such Distribution and may withhold the entire purchase price of Shares tendered hereby, or deduct from such purchase price, the amount or value of such Distribution as determined by the Purchaser in its sole discretion.

No authority herein conferred or agreed to be conferred shall be affected by, and all such authority shall survive, the death or incapacity of the undersigned. All obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Statement, this tender is irrevocable.

The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in the Repurchase Offer and in the Instructions hereto will constitute the undersigned’s acceptance of the terms and conditions of the Offer. The Purchaser’s acceptance of such Shares for payment will constitute a binding agreement between the undersigned and the Purchaser upon the terms and subject to the conditions of the Offer (and, if the Offer is extended or amended, the terms or conditions of any such extension or amendment).

Unless otherwise indicated below in the box entitled “Special Payment Instructions,” please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of the registered stockholder(s) appearing above under “Description of Shares Tendered.” Similarly, unless otherwise indicated below in the box entitled “Special Delivery Instructions,” please mail the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered stockholder(s) appearing above under “Description of Shares Tendered” on the reverse hereof. In the event that the boxes below entitled “Special Payment Instructions” and “Special Delivery Instructions” are both completed, please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of, and deliver such check and return such Share Certificates (and any accompanying documents, as appropriate) to, the person(s) so indicated. Unless otherwise indicated below in the box entitled “Special Payment Instructions,” the undersigned recognizes that the Purchaser has no obligation, pursuant to the Special Payment Instructions, to transfer any Shares from the name of the registered stockholder(s) thereof if the Purchaser does not accept for payment any Shares tendered hereby.

SPECIAL PAYMENT INSTRUCTIONS

(See Instructions 1, 5, 6 and 7)

To be completed ONLY if the check for the purchase price of Shares purchased and Share Certificates evidencing Shares not tendered or not purchased are to be issued in the name of someone other than the undersigned.

Issue Check and Share Certificate(s) to:

Name:

(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)

(See Substitute Form W-9 on reverse side)

SPECIAL DELIVERY INSTRUCTIONS

(See Instructions 1, 5, 6 and 7)

To be completed ONLY if the check for the purchase price of Shares purchased and Share Certificates evidencing Shares not tendered or not purchased are to be mailed to someone other than the undersigned, or the undersigned at an address other than that shown under “Description of Shares Tendered.”

Mail Check and Share Certificate(s) to:

Name:

(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)

(See Substitute Form W-9 on reverse side)

IMPORTANT

STOCKHOLDERS,

SIGN HERE:

(Please Complete Substitute Form W-9 Below)

Signature(s) of Stockholder(s)

Dated:

(Must be signed by registered Stockholder(s) exactly as name(s) appear(s) on Share Certificates or on a security position listing by person(s) authorized to become registered Stockholder(s) by certificates and documents transmitted herewith. If signature is by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, please provide the following information and see Instruction 5.)

Name(s):
Please Print

Capacity (full title):

Address:

Include Zip Code

Daytime Area Code and Telephone No:

Taxpayer Identification or Social Security No.:
(See Substitute Form W-9 on reverse side)

GUARANTEE OF SIGNATURE(S)

(See Instructions 1 and 5)

FOR USE BY FINANCIAL INSTITUTIONS ONLY.

FINANCIAL INSTITUTIONS: PLACE MEDALLION

GUARANTEE IN SPACE BELOW

INSTRUCTIONS

Forming Part of the Terms and Conditions of the Offer

1. Guarantee of Signatures. All signatures on this Letter of Transmittal must be guaranteed by a firm which is a member of the Security Transfer Agent Medallion Signature Program, or by any other “eligible guarantor institution,” as such term is defined in Rule 17Ad-15 promulgated under the Securities Exchange Act of 1934, as amended (each of the foregoing being an “Eligible Institution”) unless (i) this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby and such stockholder(s) has (have) not completed the box entitled “Special Payment Instructions” or “Special Delivery Instructions” on the reverse hereof or (ii) such Shares are tendered for the account of an Eligible Institution. See Instruction 5.

2. Delivery of Letter of Transmittal and Share Certificates. This Letter of Transmittal is to be used only if Share Certificates are to be forwarded herewith. Share Certificates evidencing all physically tendered Shares, as well as a properly completed and duly executed Letter of Transmittal and any other documents required by this Letter of Transmittal, must be received by the Depositary Agent at one of its addresses set forth below prior to the Repurchase Request Deadline (as defined in Section 1 of the Repurchase Offer). If Share Certificates are forwarded to the Depositary Agent in multiple deliveries, a properly completed and duly executed Letter of Transmittal must accompany each such delivery.

The method of delivery of this Letter of Transmittal, Share Certificates and all other required documentation is at the option and risk of the tendering stockholder, and the delivery will be deemed made only when actually received by the Depositary Agent. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery.

No alternative, conditional or contingent tenders will be accepted and no fractional Shares will be purchased. By execution of this Letter of Transmittal, all tendering stockholders waive any right to receive any notice of the acceptance of their Shares for payment.

3. Inadequate Space. If the space provided on the reverse hereof under “Description of Shares Tendered” is inadequate, the Share Certificate numbers, the number of Shares evidenced by such Share Certificates and the number of Shares tendered should be listed on a separate signed schedule and attached hereto.

4. Partial Tenders. If fewer than all Shares evidenced by any Share Certificate delivered to the Depositary Agent herewith are to be tendered hereby, fill in the number of Shares that are to be tendered in the box entitled “Number of Shares Tendered.” In such cases, new Share Certificate(s) evidencing the remainder of Shares that were evidenced by the Share Certificates delivered to the Depositary Agent herewith will be sent to the person(s) signing this Letter of Transmittal, unless otherwise provided in the box entitled “Special Delivery Instructions” on the reverse hereof, as soon as practicable after the Repurchase Request Deadline or the termination of the Repurchase Offer. All Shares evidenced by Share Certificates delivered to the Depositary Agent will be deemed to have been tendered unless otherwise indicated.

5. Signatures on Letter of Transmittal; Stock Powers and Endorsements. If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the Share Certificates evidencing such Shares without alteration, enlargement or any other change whatsoever.

If any Shares tendered hereby are held of record by two or more persons, all such persons must sign this Letter of Transmittal.

If any Shares tendered hereby are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of such Shares.

If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, no endorsements of Share Certificates or separate stock powers are required, unless payment is to be made to, or Share Certificates evidencing Shares not tendered or not accepted for payment are to be issued in the name of, a person other than the registered stockholder(s). If the Letter of Transmittal is signed by a person other than the registered stockholder(s) of the Share Certificate(s) evidencing Shares tendered, the Share Certificate(s) tendered hereby must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered stockholder(s) appear(s) on such Share Certificate(s). Signatures on such Share Certificate(s) and stock powers must be guaranteed by an Eligible Institution.

If this Letter of Transmittal or any Share Certificate or stock power is signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to the Purchaser of such person(s)’ authority so to act must be submitted.

6. Stock Transfer Taxes. Except as otherwise provided in this Instruction 6, the Purchaser will pay all stock transfer taxes with respect to the sale and transfer of any Shares to it or its order pursuant to the Offer. If, however, payment of the purchase price of any Shares purchased is to be made to, or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of, any person other than the registered stockholder(s) or if tendered certificates are registered in the name of any person other than the person(s) signing the Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered stockholder(s), or such other person, or otherwise) payable on account of the transfer to such other person will be deducted from the purchase price of such Shares purchased, unless evidence satisfactory to the Purchaser of the payment of such taxes, or exemption therefrom, is submitted.

Except as provided in this Instruction 6, it will not be necessary for transfer tax stamps to be affixed to the Share Certificates evidencing Shares tendered hereby.

7. Special Payment and Delivery Instructions. If a check for the purchase price of any Shares tendered hereby is to be issued in the name of, and/or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of and/or returned to, a person other than the person(s) signing this Letter of Transmittal or if such check or any such Share Certificate is to be sent to a person other than the signor of this Letter of Transmittal or to the person(s) signing this Letter of Transmittal but at an address other than that shown in the box entitled “Description of Shares Tendered” on the reverse hereof, the appropriate boxes herein must be completed.

8. Questions and Requests for Assistance or Additional Copies. Questions and requests for assistance may be directed to the Depositary Agent at the address or telephone number set forth below. Additional copies of the Repurchase Offer Statement, this Letter of Transmittal, and the Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9 may be obtained from the Depositary Agent.

9. Substitute Form W-9. Each tendering stockholder is required to provide the Depositary Agent with a correct Taxpayer Identification Number (“TIN”) on the Substitute Form W-9 which is provided under “Important Tax Information” below, and to certify, under penalty of perjury, that such number is correct and that such stockholder is not subject to backup withholding of U.S. federal income tax. If a tendering stockholder has been notified by the Internal Revenue Service that such stockholder is subject to backup withholding, such stockholder must cross out item (2) of the Certification box of the Substitute Form W-9, unless such stockholder has since been notified by the Internal Revenue Service that such stockholder is no longer subject to backup withholding. Failure to provide the information on the Substitute Form W-9 may subject the tendering stockholder to 28% federal income tax withholding on the payment of the purchase price of all Shares purchased from such stockholder. If the tendering stockholder has not been issued a TIN and has applied for one or intends to apply for one in the near future, such stockholder should write “Applied For” in the space provided for the TIN in Part I of the Substitute Form W-9, and sign and date the Substitute Form W-9. If “Applied For” is written in Part I and the Depositary Agent is not provided with a TIN within 60 days, the Depositary Agent will withhold 28% on all payments of the purchase price to such stockholder until a TIN is provided to the Depositary Agent.

Important: This Letter of Transmittal, properly completed and duly executed (together with any required signature guarantees and Share Certificates and all other required documents) must be received by the Depositary Agent prior to the Repurchase Offer Deadline (as defined in the Repurchase Offer).

IMPORTANT TAX INFORMATION

Under U.S. federal income tax law, a stockholder whose tendered Shares are accepted for payment is generally required to provide the Depositary Agent (as payer) with such stockholder’s correct TIN on Substitute Form W-9 provided herewith. If such stockholder is an individual, the TIN generally is such stockholder’s social security number. If the Depositary Agent is not provided with the correct TIN, the stockholder may be subject to a $50 penalty imposed by the Internal Revenue Service and payments that are made to such stockholder with respect to Shares purchased pursuant to the Offer may be subject to backup withholding of 28%. In addition, if a stockholder makes a false statement that results in no imposition of backup withholding, and there was no reasonable basis for making such statement, a $500 penalty may also be imposed by the Internal Revenue Service.

Certain stockholders (including, among others, corporations and certain foreign individuals) are not subject to these backup withholding and reporting requirements. In order for a foreign individual to qualify as an exempt recipient, such individual must submit a statement (applicable Internal Revenue Service Form W-8), signed under penalties of perjury, attesting to such individual’s exempt status. Forms of such statements can be obtained from the Depositary Agent. See the enclosed “Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9” for additional instructions. A stockholder should consult his or her tax advisor as to such stockholder’s qualification for exemption from backup withholding and the procedure for obtaining such exemption.

If backup withholding applies, the Depositary Agent is required to withhold 28% of any payments made to the stockholder. Backup withholding is not an additional tax. Rather, the U.S. federal income tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained provided that the required information is furnished to the Internal Revenue Service.

Purpose of Substitute Form W-9:

To prevent backup withholding on payments that are made to a stockholder with respect to Shares purchased pursuant to the Repurchase Offer, the stockholder is required to notify the Depositary Agent of such stockholder’s correct TIN by completing the form below certifying that (a) the TIN provided on Substitute Form W-9 is correct (or that such stockholder is awaiting a TIN), and (b)(i) such stockholder has not been notified by the Internal Revenue Service that he is subject to backup withholding as a result of a failure to report all interest or dividends or (ii) the Internal Revenue Service has notified such stockholder that such stockholder is no longer subject to backup withholding.

What Number to Give the Depositary Agent:

The stockholder is required to give the Depositary Agent the TIN (e.g., social security number or employer identification number) of the record holder of Shares tendered hereby. If Shares are in more than one name or are not in the name of the actual owner, consult the enclosed “Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9” for additional guidance on which number to report. If the tendering stockholder has not been issued a TIN and has applied for a number or intends to apply for a number in the near future, the stockholder should write “Applied For” in the space provided for the TIN in Part I, and sign and date the Substitute Form W-9. If “Applied For” is written in Part I and the Depositary Agent is not provided with a TIN within 60 days, the Depositary Agent will withhold 28% of all payments of the purchase price to such stockholder until a TIN is provided to the Depositary Agent.

PAYER’S NAME: The Bank of New York Mellon

SUBSTITUTE Form W-9 Department of the Treasury Internal Revenue Service Payers Request for Taxpayer Identification Number (TIN)	Part I Taxpayer Identification Number: For all accounts, enter your taxpayer identification number in the box at right. (For most individuals, this is your social security number. If you do not have a number, see “Obtaining a Number” in the enclosed Guidelines.) Certify by signing and dating below. Note: If the account is in more than one name, see the chart in the enclosed Guidelines to determine which number to give the payer.	Social security number or Employer identification number (If awaiting TIN write “Applied For”)

Part II For Payees Exempt from Backup Withholding, see the enclosed Guidelines and complete as instructed therein.

Certification:

Under penalties of perjury, I certify that:

(1)    The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and

(2)    I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the “IRS”) that I am subject to back-up withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Certificate Instructions: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return. However, if after being notified by the IRS that you were subject to backup withholding you received another notification from the IRS that you are no longer subject to backup withholding, do not cross out item (2). (Also see instructions in the enclosed Guidelines.)

SIGNATURE:	DATE:

NOTE:	FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THIS OFFER. PLEASE REVIEW THE ENCLOSED “GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9” FOR ADDITIONAL DETAILS.

NOTE:	YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU ARE AWAITING A TAXPAYER IDENTIFICATION NUMBER.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (1) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration office or (2) I intend to mail or deliver an application in the near future. I understand that, if I do not provide a taxpayer identification number by the time of payment, 28% of all reportable cash payments made to me thereafter will be withheld until I provide a taxpayer identification number.

Signature:	Date:

This Letter of Transmittal and Share Certificates and any other required documents should be sent or delivered by each stockholder or such stockholder’s broker, dealer, commercial bank, trust company or other nominee to the Depositary Agent at one of its addresses or to the facsimile number set forth below:

The Depositary Agent for the Offer is:

The Bank of New York Mellon

Telephone: (800) 507-9357

By Overnight Courier/ Hand:	By Mail:
The Bank of New York Mellon Corporate Actions Dept. 480 Washington Blvd. Jersey City, NJ 07310	The Bank of New York Mellon Corporate Actions Dept. Small Cap Premium & Dividend Income Fund Inc. P.O. Box 3300 South Hackensack, NJ 07606

Questions or requests for assistance may be directed to the Depositary Agent at its respective address and telephone numbers listed below.

Additional copies of the Repurchase Offer Statement and this Letter of Transmittal may be obtained from the Depositary Agent.

A stockholder may also contact

brokers, dealers, commercial banks or trust companies for assistance concerning the Offer.

For Information Call:

The Bank of New York Mellon

(800) 507-9357